Contingent liabilities (Details)	1 Months Ended		12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 TZS (Tsh)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TZS (Tsh)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 TZS (Tsh)	Dec. 31, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 TZS (Tsh)
Disclosure of contingent liabilities [line items]
Other current provisions					$ 3,434,062		$ 3,434,062	$ 3,434,062	Tsh 8,426,336,706
Interest paid					713,590
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Unpaid taxes	$ 703,117	Tsh 1,863,259,178
Interest on unpaid taxes	43,698	115,801,014
Penalty on unpaid taxes	$ 5,430,026	Tsh 14,389,569,705
Kabanga Nickel Company Ltd
Disclosure of contingent liabilities [line items]
Tax expense other than income tax expense			$ 159,174	Tsh 421,811,314
Kabanga Nickel Company Ltd | Tax Appeal, Revision of Additional Interest
Disclosure of contingent liabilities [line items]
Interest paid					$ 4,663,387	Tsh 12,357,974,405